MINERAL PROPERTY INTERESTS (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Statement [Line Items]
Balance beginning balance	$ 987,050	$ 715,000	$ 465,000
Acquisition - cash payments		24,000
Acquisition - share issuance	9,300	223,050
Additions - option payments			225,000
Acquisition - royalty payments	25,000	25,000	25,000
Balance ending balance	1,021,350	987,050	715,000
Maestros Property [Member]
Statement [Line Items]
Balance beginning balance	662,050	390,000	365,000
Acquisition - cash payments		24,000
Acquisition - share issuance	9,300	223,050
Additions - option payments			0
Acquisition - royalty payments	25,000	25,000	25,000
Balance ending balance	696,350	662,050	390,000
Jake Property [Member]
Statement [Line Items]
Balance beginning balance	325,000	325,000	100,000
Acquisition - cash payments		0
Acquisition - share issuance	0	0
Additions - option payments			225,000
Acquisition - royalty payments	0	0	0
Balance ending balance	$ 325,000	$ 325,000	$ 325,000